Stock Option Plan - Fair Value Assumptions of Stock Options (Details) - BYB Plan - $ / shares	9 Months Ended			12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Time Options Grants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate, minimum		1.34%	1.68%	1.34%	1.68%
Risk-free interest rate, maximum		1.40%	1.85%	1.40%	1.85%
Expected stock price volatility		20.39%		20.39%
Expected stock price volatility, minimum			16.18%		16.18%
Expected stock price volatility, maximum			16.55%		16.55%
Expected dividend yield		0.00%	0.00%	0.00%	0.00%
Weighted average grant date fair value		$ 3.55	$ 2.25	$ 3.55	$ 2.25
Time Options Grants | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (years)		5 years 2 months 12 days	5 years 8 months 12 days	5 years 2 months 12 days	5 years 8 months 12 days
Time Options Grants | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (years)		5 years 7 months 6 days	6 years 3 months 19 days	5 years 7 months 6 days	6 years 3 months 18 days
Performance Options Grants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	FY 2016 and FY 2015; Implied forward rates			Implied forward rates	Implied forward rates
Expected term (years)	FY 2016 and FY 2015; Variable			Variable	Variable
Expected stock price volatility, minimum		20.34%	16.18%	20.34%	16.18%
Expected stock price volatility, maximum		20.39%	16.55%	20.39%	16.55%
Expected dividend yield		0.00%	0.00%	0.00%	0.00%
Weighted average grant date fair value		$ 3.75	$ 1.65	$ 3.75	$ 1.65